Short-term Borrowings - Summary of Outstanding Short-Term Bank Loan Balances Payable (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Short-term borrowings	$ 8,811,599		$ 5,560,027
Short-Term Bank Loan
Short-Term Debt [Line Items]
Short-term borrowings	$ 6,724,904	¥ 48,341,298
Short-Term Bank Loan | Bank of Beijing Fuyu Sub-branch
Short-Term Debt [Line Items]
Lender	Bank of Beijing Fuyu Sub-branch
Maturity Date	June 28, 2025 and December 27, 2025
Short-term borrowings	$ 2,782,260	¥ 20,000,000
Short-Term Bank Loan | Bank of Beijing Fuyu Sub-branch | Maximum
Short-Term Debt [Line Items]
Interest Rate	3.45%	3.45%
Short-Term Bank Loan | Bank of Beijing Fuyu Sub-branch | Minimum
Short-Term Debt [Line Items]
Interest Rate	3.10%	3.10%
Short-Term Bank Loan | Bank of China Beijing Guomao Sub-branch
Short-Term Debt [Line Items]
Lender	Bank of China Beijing Guomao Sub-branch
Interest Rate	2.30%	2.30%
Maturity Date	March 29, 2025 and May 30, 2025
Short-term borrowings	$ 1,391,130	¥ 10,000,000
Short-Term Bank Loan | China Merchants Bank Beijing Dayuncun Sub-branch
Short-Term Debt [Line Items]
Lender	China Merchants Bank Beijing Dayuncun Sub-branch
Interest Rate	3.40%	3.40%
Maturity Date	From March 8, 2025 to May 9, 2025
Short-term borrowings	$ 1,855,949	¥ 13,341,298
Short-Term Bank Loan | Bank of Nanjing Beijing Branch
Short-Term Debt [Line Items]
Lender	Bank of Nanjing Beijing Branch
Interest Rate	4.50%	4.50%
Maturity Date	January 24, 2025
Short-term borrowings	$ 695,565	¥ 5,000,000